UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04906

BNY Mellon State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund

SEMIANNUAL REPORT October 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Connecticut Fund (formerly, Dreyfus Connecticut Fund), covering the six-month period from May 1, 2019 through October 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced periods of volatility during the reporting period, caused in part by concerns over slowing global growth and trade tensions. Prior to the start of the period, stocks enjoyed steady gains, as investors responded favorably to comments from the U.S. Federal Reserve (the “Fed”). However, the momentum shifted in May 2019, and equity securities began the six months by losing ground. The first month of the period brought increased trade tensions between the U.S. and China and renewed anxiety over moderating global economic growth rates. Markets resumed their upward trajectory in June and July of 2019, when a trade deal appeared more likely, and the pace of U.S. economic growth remained steady. Nevertheless, concerns continued to emerge over slowing global growth, resulting in bouts of market volatility in August 2019. But stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending.

In fixed-income markets, indices generally rose during the reporting period, as mixed economic data and the Fed’s new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July 2019, the Fed cut the federal funds rate by 25 basis points. The Fed cut rates again in September and October, for a total 75-basis-point reduction in the federal funds rate during the six months. Concerns about the pace of global economic growth also fueled demand for fixed-income instruments during much of the reporting period, resulting in positive bond market returns.

We remain optimistic on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
November 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2019 through October 31, 2019, as provided by Daniel Barton and Jeffrey Burger, portfolio managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2019, Class A shares of BNY Mellon Connecticut Fund (formerly, Dreyfus Connecticut Fund), a series of BNY Mellon State Municipal Bond Funds, produced a total return of 3.47%, Class C shares returned 2.98%, Class I shares returned 3.60%, Class Y shares returned 3.61% and Class Z shares returned 3.58%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Connecticut, achieved a total return of 3.54% for the same period.2

Municipal bonds encountered strong supply-and-demand dynamics during the reporting period. While the fund’s Class A and C shares lagged the Index, Class I, Y and Z shares outperformed the Index, mainly due to an overweight to revenue bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. (the “Adviser”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Adviser. The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as the pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Strong Demand, Manageable Supply Drove Municipal Bonds

The municipal bond market benefited from strong demand, slowing economic momentum and three interest-rate cuts by the Federal Reserve. A flight to quality, driven by concerns about global growth and Brexit, was also advantageous.

Robust demand continued as investors in states with high income-tax rates sought to reduce their exposure to federal income taxes, which rose due to a cap on the federal

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

deductibility of state and local taxes imposed by the Tax Cuts and Jobs Act of 2017. Banks and property and casualty insurance companies also returned to the market to some extent. Mixed economic data was also advantageous for the market as it made the relative safety of municipal bonds more appealing, and led the Federal Reserve to cut the federal funds rate by a quarter point three times during the reporting period.

The performance of the market benefited from a reach for yield as investors favored longer-term issues, causing the municipal bond yield curve to flatten during the period. The quest for yield also caused lower-quality issues to outperform higher-quality issues.

Supply remained largely in line with last year’s volume, and this may have been affected somewhat by the elimination of advance refunding and by an increase in issuance in the taxable municipal bond market. In the past, advance refunding allowed issuers to replace higher-yielding tax-exempt debt with lower-yielding tax-exempt debt. Without advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt.

Generally, fundamentals in the municipal bond market remained healthy during the reporting period. Steady but slower economic growth supported tax revenues, fiscal balances and “rainy day” funds.

Demand for Connecticut issues continued to benefit from positive developments in the state’s fundamentals. The state government remains in the hands of one party, facilitating fiscal management. This resulted in the decision to avoid implementing a capital gains tax, which would have fueled further out-migration, and a decision to implement new sales taxes, contributing to revenue collection. As a result, Connecticut continues to add to its “rainy day” fund and may soon reach the $3 billion limit on this fund. In addition, Connecticut has placed a new, lower cap on the amount of debt the state government may issue.

Connecticut continues to face pension-fund challenges as well as high debt levels, a lagging economy and continued out-migration, but strong demand and investors’ reach for yield contributed positively to the performance of Connecticut issues during the reporting period.

Sector Allocation Drove Fund Results

The fund’s relative performance was driven by its overweight to revenue bonds, particularly in the hospital, education and housing segments. Curve positioning also was additive to returns, especially an underweight to the two- to four-year part of the municipal bond curve.

On the other hand, the fund lost ground due to an overweight to water and sewer bonds, and an underweight to transportation bonds (though overweighting this segment is difficult in Connecticut due to the relative lack of supply). Also detracting from performance was an underweight to tobacco bonds and to Puerto Rico bonds.

4

A Favorable Outlook

We anticipate that interest rates will rise moderately over the coming year, and with demand for municipal bonds likely to remain strong and supply likely to be manageable, the municipal bond market is likely to perform relatively well. The cap on federal deductibility of state and local taxes should continue to help drive demand for municipal securities.

We continue to expect that technical factors will remain favorable for Connecticut issues as in-state investors should continue to seek to shelter income from federal taxes. We believe the fundamentals in the state will remain positive over the short term, though certain issues, including pension funding, bear watching over the long term. We expect to keep the fund’s duration roughly neutral relative to the Index, and we will continue to focus on yield opportunities.

November 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through August 30, 2020, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund from May 1, 2019 to October 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.71	$8.83	$3.48	$3.33	$3.63
Ending value (after expenses)	$1,034.70	$1,029.80	$1,036.00	$1,036.10	$1,035.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2019

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.67	$8.77	$3.46	$3.30	$3.61
Ending value (after expenses)	$1,020.51	$1,016.44	$1,021.72	$1,021.87	$1,021.57

†  Expenses are equal to the fund’s annualized expense ratio of .92% for Class A, 1.73% for Class C, .68% for Class I, .65% for Class Y and .71% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9%
Connecticut - 97.2%
Connecticut, GO, Ser. A	5.00	3/1/2026	5,000,000		5,725,900
Connecticut, GO, Ser. A	5.00	10/15/2025	1,645,000		1,867,322
Connecticut, GO, Ser. D	5.00	11/1/2031	2,500,000		2,658,400
Connecticut, GO, Ser. D	5.00	11/1/2027	3,500,000		3,738,525
Connecticut, GO, Ser. D	5.00	11/1/2028	5,000,000		5,335,600
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000		5,510,700
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2034	3,000,000		3,494,850
Connecticut Bradley International Airport, Revenue Bonds, Ser. A	5.00	7/1/2049	2,500,000		3,002,950
Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds (Green Bond) Ser. A	4.00	2/1/2035	2,125,000		2,461,132
Connecticut Clean Water Fund - State Revolving Fund, Revenue Bonds (Green Bond) Ser. A	5.00	3/1/2029	2,600,000		3,079,206
Connecticut Development Authority, Revenue Bonds (Aquarion Water Co. Project)	5.50	4/1/2021	4,500,000		4,722,075
Connecticut Development Authority, Revenue Bonds, Refunding (The Connecticut Light & Power Company Project) Ser. A	4.38	9/1/2028	3,900,000		4,091,256
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Ascension Health Senior Credit)	5.00	11/15/2040	7,500,000		7,508,850
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2053	1,500,000	[a]	1,627,890
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A	5.00	9/1/2046	1,000,000	[a]	1,089,680
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2040	4,020,000		4,682,335
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. Q1	5.00	7/1/2046	1,000,000		1,159,710
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group)	5.00	7/1/2045	2,500,000		2,826,225

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Connecticut - 97.2% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare) Ser. E	5.00	7/1/2027	3,265,000		3,736,956
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Mary Wade Home) Ser. A1	5.00	10/1/2054	2,000,000	[a]	2,177,720
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital) Ser. K	4.00	7/1/2046	2,000,000		2,111,100
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Western Connecticut Health) Ser. M	5.38	7/1/2021	1,000,000	[b]	1,069,020
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding	5.00	7/1/2025	1,490,000		1,576,703
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000		2,162,420
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. R	5.00	7/1/2032	1,000,000		1,204,970
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hartford HealthCare) Ser. A	5.00	7/1/2041	2,000,000		2,093,960
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Hartford HealthCare) Ser. A	5.00	7/1/2032	1,000,000		1,055,220
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Nuvance Health) Ser. A	4.00	7/1/2041	2,250,000		2,480,130
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2045	3,000,000		3,393,150
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2036	5,000,000		5,743,650

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Connecticut - 97.2% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	234,226
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000	2,364,660
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Municipal Corp.) Ser. E	5.25	3/1/2032	6,880,000	9,049,883
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Loomis Institute) (Insured; American Municipal Bond Assurance Corp.) Ser. F	5.25	7/1/2028	1,760,000	2,268,024
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital) Ser. I	5.00	7/1/2030	6,750,000	6,895,935
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp.)	5.00	12/1/2045	7,500,000	8,724,675
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (University of New Haven)	5.00	7/1/2036	1,000,000	1,178,990
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale New Haven Health) Ser. E	5.00	7/1/2027	3,960,000	4,605,638
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2025	3,625,000	3,959,950
Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2023	1,400,000	1,574,608
Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2021	1,450,000	1,546,382
Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Ser. A	5.00	11/15/2022	1,400,000	1,534,890

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Connecticut - 97.2% (continued)
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	5,470,000		5,852,900
Connecticut Municipal Electric Energy Cooperative, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	3,000,000		3,303,930
Connecticut Transmission Municipal Electric Energy Cooperative, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2042	3,000,000		3,216,840
Eastern Resource Recovery Authority, Revenue Bonds (Wheelabrator Lisbon Project) Ser. A	5.50	1/1/2020	1,670,000		1,675,912
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000		25,075
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2029	1,500,000		1,729,950
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2026	700,000		812,924
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/15/2027	1,250,000		1,444,775
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	4,000,000	[a]	4,518,440
New Britain, GO (Insured; Assured Guaranty Corp.)	5.00	4/1/2024	3,600,000		3,976,704
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2026	610,000		711,547
New Haven, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	8/15/2027	750,000		872,160
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2037	3,430,000		4,091,887
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2038	3,500,000		4,166,190
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B1	5.00	8/1/2041	2,445,000		2,989,404

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.9% (continued)
Connecticut - 97.2% (continued)
South Central Connecticut Regional Water Authority, Revenue Bonds, Ser. A	5.00	8/1/2039	1,500,000	1,709,640
The Metropolitan District, GO, Refunding (The Metropolitan District)	5.00	7/15/2034	2,065,000	2,550,254
The Metropolitan District, GO, Ser. A (The Metropolitan District)	4.00	7/15/2035	1,275,000	1,460,615
The Metropolitan District, Revenue Bonds, Refunding (Green Bond) Ser. A	5.00	11/1/2042	2,000,000	2,284,840
The Metropolitan District, Revenue Bonds, Refunding (The Metropolitan District) Ser. A	5.00	4/1/2031	3,510,000	3,796,276
University of Connecticut, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2024	3,500,000	3,874,430
University of Connecticut, Revenue Bonds, Ser. A	5.25	11/15/2047	4,000,000	4,901,400
Waterbury, GO, Ser. A	5.00	11/15/2038	2,500,000	2,978,175
				200,269,734
U.S. Related - 1.7%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	12,000,000	[c] 1,704,120
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,500,000	1,687,020
				3,391,140
Total Investments (cost $193,876,725)			98.9%	203,660,874
Cash and Receivables (Net)			1.1%	2,363,193
Net Assets			100.0%	206,024,067

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, these securities were valued at $9,413,730 or 4.57% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	21.6
Medical	19.0
General Obligation	15.5
Water	15.0
Transportation	5.2
Nursing Homes	4.6
General	4.1
Single Family Housing	2.8
Student Loan	2.3
Development	2.0
Power	1.6
Utilities	1.6
Airport	1.5
Tobacco Settlement	.8
Pollution	.8
Prerefunded	.5
98.9

† Based on net assets.

See notes to financial statements.

12

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	193,876,725	203,660,874
Cash		407,274
Interest receivable		2,710,913
Receivable for shares of Beneficial Interest subscribed		16,801
Prepaid expenses		32,299
		206,828,161
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		124,676
Payable for shares of Beneficial Interest redeemed		629,959
Trustees fees and expenses payable		2,276
Other accrued expenses		47,183
		804,094
Net Assets ($)		206,024,067
Composition of Net Assets ($):
Paid-in capital		198,478,455
Total distributable earnings (loss)		7,545,612
Net Assets ($)		206,024,067

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	116,766,045	3,322,311	12,921,393	383,287	72,631,031
Shares Outstanding	9,829,587	280,088	1,087,707	32,276	6,115,388
Net Asset Value Per Share ($)	11.88	11.86	11.88	11.88	11.88

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	3,449,180
Expenses:
Management fee—Note 3(a)	572,221
Shareholder servicing costs—Note 3(c)	205,552
Professional fees	50,717
Registration fees	29,202
Distribution fees—Note 3(b)	13,303
Trustees’ fees and expenses—Note 3(d)	7,882
Prospectus and shareholders’ reports	7,696
Loan commitment fees—Note 2	2,640
Custodian fees—Note 3(c)	1,084
Miscellaneous	21,404
Total Expenses	911,701
Less—reduction in expenses due to undertaking—Note 3(a)	(35,620)
Net Expenses	876,081
Investment Income—Net	2,573,099
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	234,552
Net change in unrealized appreciation (depreciation) on investments	4,242,170
Net Realized and Unrealized Gain (Loss) on Investments	4,476,722
Net Increase in Net Assets Resulting from Operations	7,049,821

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations ($):
Investment income—net	2,573,099	5,478,428
Net realized gain (loss) on investments	234,552	1,161,877
Net change in unrealized appreciation (depreciation) on investments	4,242,170	3,783,541
Net Increase (Decrease) in Net Assets Resulting from Operations	7,049,821	10,423,846
Distributions ($):
Distributions to shareholders:
Class A	(1,413,483)	(3,085,817)
Class C	(28,358)	(67,603)
Class I	(157,254)	(247,675)
Class Y	(5,124)	(11,396)
Class Z	(958,853)	(2,044,220)
Total Distributions	(2,563,072)	(5,456,711)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,326,086	2,740,550
Class C	235,179	275,112
Class I	3,398,371	3,921,751
Class Z	446,192	547,915
Distributions reinvested:
Class A	1,116,736	2,406,924
Class C	21,785	53,061
Class I	153,285	239,282
Class Z	715,845	1,520,955
Cost of shares redeemed:
Class A	(6,299,726)	(17,893,779)
Class C	(725,639)	(1,215,169)
Class I	(741,328)	(4,137,326)
Class Y	(5,000)	(66,457)
Class Z	(2,852,271)	(9,379,082)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,210,485)	(20,986,263)
Total Increase (Decrease) in Net Assets	1,276,264	(16,019,128)
Net Assets ($):
Beginning of Period	204,747,803	220,766,931
End of Period	206,024,067	204,747,803

16

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Capital Share Transactions (Shares):
Class Aa
Shares sold	111,694	239,501
Shares issued for distributions reinvested	94,129	210,206
Shares redeemed	(532,922)	(1,563,580)
Net Increase (Decrease) in Shares Outstanding	(327,099)	(1,113,873)
Class Ca
Shares sold	19,923	23,906
Shares issued for distributions reinvested	1,840	4,642
Shares redeemed	(61,463)	(106,440)
Net Increase (Decrease) in Shares Outstanding	(39,700)	(77,892)
Class I
Shares sold	288,565	342,579
Shares issued for distributions reinvested	12,918	20,893
Shares redeemed	(62,774)	(362,847)
Net Increase (Decrease) in Shares Outstanding	238,709	625
Class Y
Shares redeemed	(426)	(5,776)
Net Increase (Decrease) in Shares Outstanding	(426)	(5,776)
Class Z
Shares sold	37,724	47,964
Shares issued for distributions reinvested	60,338	132,846
Shares redeemed	(240,308)	(820,863)
Net Increase (Decrease) in Shares Outstanding	(142,246)	(640,053)

[a]During the period ended April 30, 2019, 766 Class C shares representing $8,703 were automatically converted to 766 Class A shares.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2019		Year Ended April 30,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	11.62	11.35	11.68	12.10	11.88	11.67
Investment Operations:
Investment income—net[a]	.14	.29	.30	.32	.34	.34
Net realized and unrealized gain (loss) on investments	.26	.27	(.32)	(.42)	.21	.21
Total from Investment Operations	.40	.56	(.02)	(.10)	.55	.55
Distributions:
Dividends from investment income—net	(.14)	(.29)	(.31)	(.32)	(.33)	(.34)
Net asset value, end of period	11.88	11.62	11.35	11.68	12.10	11.88
Total Return (%)[b]	3.47[c]	4.98	(.24)	(.87)	4.75	4.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.95	.94	.93	.91	.92
Ratio of net expenses to average net assets	.92[d]	.95	.94	.93	.91	.92
Ratio of net investment income to average net assets	2.40[d]	2.53	2.61	2.66	2.82	2.83
Portfolio Turnover Rate	8.22[c]	4.84	10.71	9.93	9.75	8.44
Net Assets, end of period ($ x 1,000)	116,766	118,062	127,921	145,523	167,984	173,909

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

18

Six Months Ended
October 31, 2019		Year Ended April 30,
Class C Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	11.61	11.33	11.66	12.08	11.86	11.66
Investment Operations:
Investment income—net[a]	.10	.20	.21	.23	.24	.25
Net realized and unrealized gain (loss) on investments	.25	.28	(.33)	(.43)	.22	.20
Total from Investment Operations	.35	.48	(.12)	(.20)	.46	.45
Distributions:
Dividends from investment income—net	(.10)	(.20)	(.21)	(.22)	(.24)	(.25)
Net asset value, end of period	11.86	11.61	11.33	11.66	12.08	11.86
Total Return (%)[b]	2.98[c]	4.23	(1.02)	(1.63)	3.96	3.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.76[d]	1.75	1.71	1.69	1.68	1.68
Ratio of net expenses to average net assets	1.73[d]	1.75	1.70	1.69	1.68	1.68
Ratio of net investment income to average net assets	1.61[d]	1.72	1.82	1.89	2.06	2.07
Portfolio Turnover Rate	8.22[c]	4.84	10.71	9.93	9.75	8.44
Net Assets, end of period ($ x 1,000)	3,322	3,712	4,507	10,653	11,919	11,361

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2019		Year Ended April 30,
Class I Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	11.62	11.35	11.68	12.10	11.88	11.67
Investment Operations:
Investment income—net[a]	.16	.31	.33	.34	.36	.36
Net realized and unrealized gain (loss) on investments	.26	.27	(.33)	(.42)	.22	.22
Total from Investment Operations	.42	.58	.00[b]	(.08)	.58	.58
Distributions:
Dividends from investment income—net	(.16)	(.31)	(.33)	(.34)	(.36)	(.37)
Net asset value, end of period	11.88	11.62	11.35	11.68	12.10	11.88
Total Return (%)	3.60[c]	5.22	.00[d]	(.64)	5.01	4.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[e]	.72	.70	.69	.67	.67
Ratio of net expenses to average net assets	.68[e]	.72	.70	.69	.67	.67
Ratio of net investment income to average net assets	2.64[e]	2.76	2.84	2.90	3.06	3.08
Portfolio Turnover Rate	8.22[e]	4.84	10.71	9.93	9.75	8.44
Net Assets, end of period ($ x 1,000)	12,921	9,869	9,629	12,555	9,794	7,408

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Amount represents less than .01% per share.

e Annualized.

See notes to financial statements.

20

Six Months Ended
October 31, 2019		Year Ended April 30,
Class Y Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	11.62	11.35	11.68	12.10	11.88	11.68
Investment Operations:
Investment income—net[a]	.16	.32	.34	.34	.37	.39
Net realized and unrealized gain (loss) on investments	.26	.27	(.33)	(.41)	.22	.18
Total from Investment Operations	.42	.59	.01	(.07)	.59	.57
Distributions:
Dividends from investment income—net	(.16)	(.32)	(.34)	(.35)	(.37)	(.37)
Net asset value, end of period	11.88	11.62	11.35	11.68	12.10	11.88
Total Return (%)	3.61[b]	5.26	.03	(.60)	5.04	4.89
Supplemental
Ratios/Data (%):
Ratio of total expenses to average net assets	.68[c]	.68	.66	.65	.64	.65
Ratio of net expenses to average net assets	.65[c]	.68	.66	.65	.64	.65
Ratio of net investment income to average net assets	2.67[c]	2.79	2.87	2.93	3.11	3.07
Portfolio Turnover Rate	8.22b	4.84	10.71	9.93	9.75	8.44
Net Assets, end of period ($ x 1,000)	383	380	437	813	1,614	2,506

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2019		Year Ended April 30,
Class Z Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	11.62	11.35	11.68	12.10	11.87	11.67
Investment Operations:
Investment income—net[a]	.15	.31	.33	.34	.36	.36
Net realized and unrealized gain (loss) on investments	.26	.27	(.33)	(.42)	.23	.20
Total from Investment Operations	.41	.58	.00	(.08)	.59	.56
Distributions:
Dividends from investment income—net	(.15)	(.31)	(.33)	(.34)	(.36)	(.36)
Net asset value, end of period	11.88	11.62	11.35	11.68	12.10	11.87
Total Return (%)	3.58[b]	5.21	.07	(.74)	5.05	4.85
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[c]	.75	.70	.71	.71	.70
Ratio of net expenses to average net assets	.71[c]	.75	.70	.71	.71	.70
Ratio of net investment income to average net assets	2.60[c]	2.74	2.83	2.88	3.03	3.04
Portfolio Turnover Rate	8.22[b]	4.84	10.71	9.93	9.75	8.44
Net Assets, end of period ($ x 1,000)	72,631	72,725	78,274	86,696	94,240	99,626

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Connecticut Fund (the “fund”) is a separate non-diversified series of BNY Mellon State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Connecticut Fund to BNY Mellon Connecticut Fund and the Company changed its name from Dreyfus State Municipal Bond Funds to BNY Mellon State Municipal Bond Funds. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

24

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	203,660,874	-	203,660,874

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

26

As of and during the period ended October 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $2,497,595 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2019. The fund has $2,359,815 of short-term capital losses and $137,780 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2019 was as follows: tax-exempt income $5,456,711. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended October 31, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 30, 2019 through August 30, 2020, to waive receipt of a portion of its management fee, in the amount of .10% of the value of the fund’s average daily net assets, until August 30, 2020. On or after August 30, 2020, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $35,620 during the period ended October 31, 2019.

During the period ended October 31, 2019, the Distributor retained $984 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2019, Class C shares were charged $13,303 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines

28

the amounts to be paid to Service Agents. During the period ended October 31, 2019, Class A and Class C shares were charged $147,991 and $4,435, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2019, Class Z shares were charged $14,501 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2019, the fund was charged $20,099 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2019, the fund was charged $1,084 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2019, the fund was charged $1,022 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2019, the fund was charged $6,435 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $96,340, Distribution Plan fees of $2,105, Shareholder Services Plan fees of $29,581, custodian fees of $2,163, Chief Compliance Officer fees of $4,504 and transfer agency fees of $6,931, which are offset against an expense reimbursement currently in effect in the amount of $16,948.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2019, amounted to $16,769,407 and $17,479,947, respectively.

At October 31, 2019, accumulated net unrealized depreciation on investments was $9,784,149, consisting of $9,930,856 gross unrealized appreciation and $146,707 gross unrealized depreciation.

At October 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on August 6, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median for all ten one-year periods ended June 30th and below the Performance Universe median for nine of the ten one-year periods ended June 30th, but total return performance was in the third quartile of the Performance Universe in all periods and yield performance was in the third quartile of the Performance Universe in most of the ten one-year periods. Accordingly, the Board considered the relative proximity of the fund’s total return and yield performance to the Performance Group and/or Performance Universe median in certain periods when performance was below median. It was noted that there were only three other funds in the Performance Group. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above or near the returns of the index in four of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was slightly above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual

32

funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board expressed concern about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and

33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

34

NOTES

35

NOTES

36

NOTES

37

For More Information

BNY Mellon State Municipal Bond Funds, BNY Mellon Connecticut Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PSCTX Class C: PMCCX Class I: DTCIX Class Y: DPMYX Class Z: DPMZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0064SA1019

BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund

SEMIANNUAL REPORT October 31, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Massachusetts Fund (formerly, Dreyfus Massachusetts Fund), covering the six-month period from May 1, 2019 through October 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced periods of volatility during the reporting period, caused in part by concerns over slowing global growth and trade tensions. Prior to the start of the period, stocks enjoyed steady gains, as investors responded favorably to comments from the U.S. Federal Reserve (the “Fed”). However, the momentum shifted in May 2019, and equity securities began the six months by losing ground. The first month of the period brought increased trade tensions between the U.S. and China and renewed anxiety over moderating global economic growth rates. Markets resumed their upward trajectory in June and July of 2019, when a trade deal appeared more likely, and the pace of U.S. economic growth remained steady. Nevertheless, concerns continued to emerge over slowing global growth, resulting in bouts of market volatility in August 2019. But stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending.

In fixed-income markets, indices generally rose during the reporting period, as mixed economic data and the Fed’s new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July 2019, the Fed cut the federal funds rate by 25 basis points. The Fed cut rates again in September and October, for a total 75-basis-point reduction in the federal funds rate during the six months. Concerns about the pace of global economic growth also fueled demand for fixed-income instruments during much of the reporting period, resulting in positive bond market returns.

We remain optimistic on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
November 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2019 through October 31, 2019, as provided by Daniel Rabasco and Thomas Casey, portfolio managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2019, Class A shares of BNY Mellon Massachusetts Fund (formerly, Dreyfus Massachusetts Fund), a series of BNY Mellon State Municipal Bond Funds, produced a total return of 3.34%, Class C shares returned 2.86% and Class Z shares returned 3.45%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Massachusetts, achieved a total return of 3.54% for the same period.2

Municipal bonds benefited from strong supply-and-demand dynamics during the reporting period. The fund lagged the Index, in part due to sector allocations.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. (the “Adviser”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Adviser. The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Strong Demand, Manageable Supply Drove Municipal Bonds

The municipal bond market benefited from strong demand and three interest-rate cuts by the Federal Reserve. A flight to quality, driven by concerns about global growth and Brexit, was also advantageous.

Robust demand continued as investors in states with high income tax rates sought to reduce their exposure to federal income taxes, which rose due to a cap on the federal deductibility of state and local taxes imposed by the Tax Cuts and Jobs Act of 2017. Banks and property and casualty insurance companies also returned to the market to some extent. Mixed economic data was also advantageous for the market as it made the relative safety of municipal bonds more appealing. Mixed data and concerns over the possible impact on the economy from trade tensions led the Federal Reserve to cut the federal funds rate by a quarter point three times during the reporting period.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

The performance of the market benefited from a reach for yield as investors favored longer-term issues, causing the municipal bond yield curve to flatten during the period. The quest for yield also caused lower-quality issues to outperform higher-quality issues.

Tax-exempt new-issue supply remained largely in line with last year’s volume, and this may have been affected somewhat by the elimination of advance refunding and by an increase in issuance in the taxable municipal bond market. In the past, advance refunding allowed issuers to replace higher-yielding tax-exempt debt with lower-yielding tax-exempt debt. Without advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt.

Generally, fundamentals in the municipal bond market remained healthy during the reporting period. Steady but slower economic growth supported tax revenues, fiscal balances and “rainy day” funds. Some issuers even made larger contributions to their pension funds, improving their funded status.

Sector Allocation Dampened Fund Results

Sector allocation hindered the fund’s results. In particular, an overweight to high-quality general obligation bonds, which underperformed lower-quality general obligation bonds, was a drag on performance. Overweights to AA rated bonds and to securities with maturities of six to eight years also hampered the fund’s performance.

On a more positive note, the fund’s relative performance was bolstered by certain security selections, especially among state general obligation bonds. For example, positions in Massachusetts General Partners, a hospital operator, and Linden Ponds, an extended care facility, were particularly beneficial.

A Constructive Investment Posture

We anticipate that demand for municipal bonds is likely to remain strong, and supply is likely to be manageable. The cap on federal deductibility of state and local taxes will likely continue to help drive demand as in-state investors seek to shelter income from federal taxes. The state economy remains strong and well-diversified, and the state government remains in a healthy fiscal condition. We anticipate that Massachusetts’s fiscal prudence will continue to be a benefit over the long term, though pension funding and other liabilities bear watching. We will continue to look for attractive opportunities, especially in the education and health care segments.

November 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund from May 1, 2019 to October 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2019

	Class A	Class C	Class Z
Expense paid per $1,000†	$5.16	$9.94	$4.04
Ending value (after expenses)	$1,033.40	$1,028.60	$1,034.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2019

	Class A	Class C	Class Z
Expense paid per $1,000†	$5.13	$9.88	$4.01
Ending value (after expenses)	$1,020.06	$1,015.33	$1,021.17

†  Expenses are equal to the fund’s annualized expense ratio of 1.01% for Class A, 1.95% for Class C and .79% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
October 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0%
Massachusetts - 97.7%
Boston Housing Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2024	1,885,000		1,890,466
Martha's Vineyard Land Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Build America Mutual)	5.00	5/1/2033	500,000		608,960
Massachusetts, GO, Refunding (Insured; American Municipal Bond Assurance Corp.) Ser. A	5.50	8/1/2030	1,750,000		2,388,890
Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x .67 +.55%	2.06	11/1/2025	5,000,000	[a]	5,015,200
Massachusetts, GO, Refunding, Ser. C	5.00	5/1/2030	2,500,000		3,302,775
Massachusetts, GO, Ser. A	5.00	4/1/2047	3,250,000		3,864,185
Massachusetts, GO, Ser. D	4.00	5/1/2034	1,000,000		1,167,360
Massachusetts Bay Transportation Authority, Revenue Bonds	7.00	3/1/2021	275,000		288,547
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	7/1/2027	3,000,000		3,901,770
Massachusetts Bay Transportation Authority, Revenue Bonds, Ser. A	5.00	7/1/2040	2,000,000		2,333,160
Massachusetts Clean Energy Cooperative Corp., Revenue Bonds	5.00	7/1/2024	2,580,000		2,924,172
Massachusetts College Building Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity) Ser. A	0.00	5/1/2026	5,385,000	[b]	4,821,460
Massachusetts College Building Authority, Revenue Bonds, Refunding (Insured; XL Capital Assurance) Ser. B	5.50	5/1/2028	1,450,000		1,808,106
Massachusetts College Building Authority, Revenue Bonds, Ser. A	5.00	5/1/2027	980,000		1,068,122
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center) Ser. N	5.00	7/1/2034	1,475,000		1,670,423
Massachusetts Development Finance Agency, Revenue Bonds (Berklee College of Music)	5.00	10/1/2031	1,000,000		1,063,890

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds (Boston University) Ser. BB1	4.00	10/1/2046	2,000,000		2,168,640
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup) Ser. J1	5.00	7/1/2043	1,295,000		1,537,282
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute) Ser. N	5.00	12/1/2041	1,000,000		1,183,420
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute) Ser. N	5.00	12/1/2046	2,000,000		2,343,900
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds)	5.13	11/15/2046	1,500,000	[c]	1,693,485
Massachusetts Development Finance Agency, Revenue Bonds (North Hill Communities) Ser. A	6.50	11/15/2023	2,000,000	[c,d]	2,407,080
Massachusetts Development Finance Agency, Revenue Bonds (Partners Healthcare System) Ser. M4	5.00	7/1/2039	2,000,000		2,217,080
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates) Ser. A	5.00	9/1/2045	1,500,000		1,602,885
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University)	5.00	7/1/2030	1,000,000		1,024,050
Massachusetts Development Finance Agency, Revenue Bonds (The Children's Hospital Corp.) Ser. P	5.00	10/1/2033	4,000,000		4,635,120
Massachusetts Development Finance Agency, Revenue Bonds (UMass Boston Student Housing Project)	5.00	10/1/2048	1,000,000		1,130,830
Massachusetts Development Finance Agency, Revenue Bonds (Worcester Polytechnic Institute)	5.00	9/1/2049	1,500,000		1,824,825
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Atrius Health) Ser. A	4.00	6/1/2049	1,500,000		1,597,455
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Berklee College of Music)	5.00	10/1/2046	750,000		884,647

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health)	5.00	7/1/2032	500,000		625,180
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston College) Ser. T	5.00	7/1/2042	1,000,000		1,204,850
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2037	1,000,000		1,152,540
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Brandeis University) Ser. S1	5.00	10/1/2035	1,000,000		1,268,550
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. H1	5.00	7/1/2033	500,000		582,650
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000		1,768,095
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000		950,696
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lahey Clinic) Ser. F	5.00	8/15/2040	2,000,000		2,298,120
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2047	1,000,000	[c]	1,101,130
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles)	5.00	10/1/2057	1,500,000	[c]	1,647,225
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove)	5.00	10/1/2049	700,000		787,927
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2047	1,500,000		1,750,635
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System) Ser. O2	5.00	7/1/2032	5,070,000		6,008,102
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital) Ser. I	5.00	7/1/2041	1,000,000		1,144,870

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	450,000	550,728
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000	892,116
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,184,450
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,229,510
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care)	5.00	7/1/2031	1,000,000	1,202,070
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care) Ser. H	5.50	7/1/2031	25,000	26,616
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Umass Memorial Health Care) Ser. I	5.00	7/1/2046	1,000,000	1,145,800
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,180,920
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Whitehead Institute for Biomedical Research)	5.00	6/1/2023	1,025,000	1,086,879
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,186,020
Massachusetts Educational Financing Authority, Revenue Bonds, Issue I	5.00	1/1/2025	1,500,000	1,743,330
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.25	7/1/2029	955,000	1,018,995
Massachusetts Federal Highway, Revenue Bonds, Ser. A	5.00	6/15/2023	1,325,000	1,456,599
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	2,055,000	2,473,932
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	1,000,000	1,183,870

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 97.7% (continued)
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,500,000	1,649,340
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	4,475,000	4,587,009
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2025	1,000,000	1,170,880
Massachusetts Port Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,500,000	2,691,950
Massachusetts Port Authority, Revenue Bonds, Ser. B	5.00	7/1/2045	1,000,000	1,145,250
Massachusetts Port Authority, Revenue Bonds, Ser. C	5.00	7/1/2044	2,000,000	2,437,360
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2037	3,000,000	3,531,030
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.00	10/15/2035	4,000,000	4,282,280
Massachusetts Transportation Trust Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000	1,776,765
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,000,000	2,492,320
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	2,000,000	2,012,180
Metropolitan Boston Transit Parking Corp., Revenue Bonds, Refunding	5.00	7/1/2024	1,320,000	1,402,078
Springfield Water & Sewer Commission, Revenue Bonds, Ser. C	5.00	4/15/2037	650,000	790,458
				134,189,490

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
U.S. Related - 1.3%
Children's Trust Fund, Revenue Bonds, Refunding, Ser. A	0.00	5/15/2050	5,000,000	[b] 710,050
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2033	1,000,000	1,124,020
				1,834,070
Total Investments (cost $127,889,842)			99.0%	136,023,560
Cash and Receivables (Net)			1.0%	1,358,213
Net Assets			100.0%	137,381,773

a Variable rate security—rate shown is the interest rate in effect at period end.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, these securities were valued at $6,848,920 or 4.99% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited) †	Value (%)
Medical	25.9
Education	20.0
Transportation	13.1
General Obligation	11.5
General	6.9
Airport	5.1
Nursing Homes	3.8
Development	2.5
Power	2.1
Student Loan	2.0
Prerefunded	1.8
Multifamily Housing	1.4
Facilities	1.0
Housing	.8
Water	.6
Tobacco Settlement	.5
99.0

† Based on net assets.

See notes to financial statements.

11

STATEMENT OF INVESTMENTS

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	127,889,842	136,023,560
Cash		46,428
Interest receivable		1,552,382
Receivable for shares of Beneficial Interest subscribed		5,976
Prepaid expenses		22,707
		137,651,053
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		81,144
Payable for shares of Beneficial Interest redeemed		139,031
Trustees fees and expenses payable		2,154
Other accrued expenses		46,951
		269,280
Net Assets ($)		137,381,773
Composition of Net Assets ($):
Paid-in capital		129,433,942
Total distributable earnings (loss)		7,947,831
Net Assets ($)		137,381,773

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	23,825,892	300,435	113,255,446
Shares Outstanding	2,025,562	25,530	9,629,252
Net Asset Value Per Share ($)	11.76	11.77	11.76

See notes to financial statements.

13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	2,261,857
Expenses:
Management fee—Note 3(a)	379,886
Shareholder servicing costs—Note 3(c)	78,145
Professional fees	53,080
Registration fees	21,627
Trustees’ fees and expenses—Note 3(d)	6,761
Prospectus and shareholders’ reports	4,748
Loan commitment fees—Note 2	1,755
Distribution fees—Note 3(b)	1,177
Custodian fees—Note 3(c)	911
Miscellaneous	23,585
Total Expenses	571,675
Investment Income—Net	1,690,182
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	437,296
Net change in unrealized appreciation (depreciation) on investments	2,521,762
Net Realized and Unrealized Gain (Loss) on Investments	2,959,058
Net Increase in Net Assets Resulting from Operations	4,649,240

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations ($):
Investment income—net	1,690,182	3,749,865
Net realized gain (loss) on investments	437,296	518,380
Net change in unrealized appreciation (depreciation) on investments	2,521,762	2,386,712
Net Increase (Decrease) in Net Assets Resulting from Operations	4,649,240	6,654,957
Distributions ($):
Distributions to shareholders:
Class A	(270,758)	(601,610)
Class C	(2,121)	(5,456)
Class Z	(1,416,484)	(3,141,509)
Total Distributions	(1,689,363)	(3,748,575)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,157,237	1,379,916
Class C	295	10,947
Class Z	1,297,226	3,034,223
Distributions reinvested:
Class A	211,659	470,957
Class C	1,547	3,944
Class Z	1,095,697	2,351,421
Cost of shares redeemed:
Class A	(1,452,568)	(3,527,970)
Class C	(38,067)	(58,468)
Class Z	(4,534,450)	(12,944,439)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(2,261,424)	(9,279,469)
Total Increase (Decrease) in Net Assets	698,453	(6,373,087)
Net Assets ($):
Beginning of Period	136,683,320	143,056,407
End of Period	137,381,773	136,683,320
Capital Share Transactions (Shares):
Class A
Shares sold	98,841	121,701
Shares issued for distributions reinvested	18,029	41,589
Shares redeemed	(123,723)	(311,084)
Net Increase (Decrease) in Shares Outstanding	(6,853)	(147,794)
Class C
Shares sold	25	965
Shares issued for distributions reinvested	132	348
Shares redeemed	(3,262)	(5,251)
Net Increase (Decrease) in Shares Outstanding	(3,105)	(3,938)
Class Z
Shares sold	110,868	268,045
Shares issued for distributions reinvested	93,338	207,655
Shares redeemed	(388,546)	(1,144,565)
Net Increase (Decrease) in Shares Outstanding	(184,340)	(668,865)

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended

October 31, 2019			Year Ended April 30,
Class A Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	11.51	11.27	11.48	11.94	11.69	11.49
Investment Operations:
Investment income—net[a]	.13	.28	.29	.29	.31	.31
Net realized and unrealized gain (loss) on investments	.25	.24	(.21)	(.46)	.25	.20
Total from Investment Operations	.38	.52	.08	(.17)	.56	.51
Distributions:
Dividends from investment income—net	(.13)	(.28)	(.29)	(.29)	(.31)	(.31)
Dividends from net realized gain on investments	−	−	−	(.00)[b]	−	−
Total Distributions	(.13)	(.28)	(.29)	(.29)	(.31)	(.31)
Net asset value, end of period	11.76	11.51	11.27	11.48	11.94	11.69
Total Return (%)[c]	3.34[d]	4.72	.65	(1.40)	4.84	4.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01[e]	.99	1.00	.96	.95	.95
Ratio of net expenses to average net assets	1.01e	.99	.99	.96	.95	.95
Ratio of net investment income to average net assets	2.27[e]	2.51	2.47	2.48	2.64	2.69
Portfolio Turnover Rate	12.20[d]	4.67	10.68	11.70	12.60	8.90
Net Assets, end of period ($ x 1,000)	23,826	23,396	24,569	26,487	34,121	35,090

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

Six Months Ended

October 31, 2019			Year Ended April 30,
Class C Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	11.52	11.27	11.49	11.95	11.70	11.50
Investment Operations:
Investment income—net[a]	.08	.18	.19	.20	.22	.24
Net realized and unrealized gain (loss) on investments	.25	.25	(.22)	(.46)	.24	.18
Total from Investment Operations	.33	.43	(.03)	(.26)	.46	.42
Distributions:
Dividends from investment income—net	(.08)	(.18)	(.19)	(.20)	(.21)	(.22)
Dividends from net realized gain on investments	−	−	−	(.00)[b]	−	−
Total Distributions	(.08)	(.18)	(.19)	(.20)	(.21)	(.22)
Net asset value, end of period	11.77	11.52	11.27	11.49	11.95	11.70
Total Return (%)[c]	2.86[d]	3.83	(.22)	(2.27)	4.01	3.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.95[e]	1.93	1.81	1.76	1.75	1.71
Ratio of net expenses to average net assets	1.95[e]	1.93	1.80	1.76	1.75	1.71
Ratio of net investment income to average net assets	1.35[e]	1.57	1.63	1.69	1.84	2.00
Portfolio Turnover Rate	12.20[d]	4.67	10.68	11.70	12.60	8.90
Net Assets, end of period ($ x 1,000)	300	330	367	1,472	1,478	1,752

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended

October 31, 2019			Year Ended April 30,
Class Z Shares	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	11.51	11.27	11.48	11.94	11.69	11.49
Investment Operations:
Investment income—net[a]	.15	.31	.31	.32	.33	.34
Net realized and unrealized gain (loss) on investments	.25	.24	(.21)	(.46)	.25	.20
Total from Investment Operations	.40	.55	.10	(.14)	.58	.54
Distributions:
Dividends from investment income—net	(.15)	(.31)	(.31)	(.32)	(.33)	(.34)
Dividends from net realized gain on investments	−	−	−	(.00)[b]	−	−
Total Distributions	(.15)	(.31)	(.31)	(.32)	(.33)	(.34)
Net asset value, end of period	11.76	11.51	11.27	11.48	11.94	11.69
Total Return (%)	3.45[c]	4.96	.95	(1.26)	5.07	4.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[d]	.76	.78	.73	.73	.72
Ratio of net expenses to average net assets	.79[d]	.76	.77	.72	.73	.72
Ratio of net investment income to average net assets	2.49[d]	2.74	2.69	2.72	2.85	2.92
Portfolio Turnover Rate	12.20[c]	4.67	10.68	11.70	12.60	8.90
Net Assets, end of period ($ x 1,000)	113,255	112,958	118,120	125,381	143,453	144,065

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Massachusetts Fund (the “fund”) is a separate non-diversified series of BNY Mellon State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Massachusetts Fund to BNY Mellon Massachusetts Fund and the Company changed its name from Dreyfus State Municipal Bond Funds to BNY Mellon State Municipal Bond Funds. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class T and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

20

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company's Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities;†
Municipal Securities	-	136,023,560	-	136,023,560

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

22

As of and during the period ended October 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $625,290 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2019. The fund has short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2019 was as follows: tax-exempt income $3,748,575. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended October 31, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2019, the Distributor retained $5 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2019, Class C shares were charged $1,177 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2019, Class A and Class C shares were charged $29,818 and $392, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding

24

Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2019, Class Z shares were charged $22,066 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2019, the fund was charged $15,152 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2019, the fund was charged $911 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2019, the fund was charged $807 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2019, the fund was charged $6,435 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $64,171, Distribution Plan fees of $191, Shareholder Services Plan fees of $5,087, custodian fees of $1,961, Chief Compliance Officer fees of $4,504 and transfer agency fees of $5,230.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2019, amounted to $16,578,005 and $18,081,260, respectively.

At October 31, 2019, accumulated net unrealized appreciation on investments was $8,133,718, consisting of $8,188,709 gross unrealized appreciation and $54,991 gross unrealized depreciation.

At October 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on August 6, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group and the Performance Universe medians for all ten one-year periods ended June 30th, but total return performance was in the third quartile of the Performance Universe in all periods and yield performance was in the third quartile of the Performance Universe in most of the ten one-year periods. The Board considered the relative proximity of the fund’s total return and yield performance to the Performance Universe median in certain periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above or near the returns of the index in four of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed

28

where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board expressed concern about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

30

NOTES

31

NOTES

32

NOTES

33

For More Information

BNY Mellon State Municipal Bond Funds, BNY Mellon Massachusetts Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PSMAX Class C: PCMAX Class Z: PMAZX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0063SA1019

BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund

SEMIANNUAL REPORT October 31, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Pennsylvania Fund (formerly, Dreyfus Pennsylvania Fund), covering the six-month period from May 1, 2019 through October 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced periods of volatility during the reporting period, caused in part by concerns over slowing global growth and trade tensions. Prior to the start of the period, stocks enjoyed steady gains, as investors responded favorably to comments from the U.S. Federal Reserve (the “Fed”). However, the momentum shifted in May 2019, and equity securities began the six months by losing ground. The first month of the period brought increased trade tensions between the U.S. and China and renewed anxiety over moderating global economic growth rates. Markets resumed their upward trajectory in June and July of 2019, when a trade deal appeared more likely, and the pace of U.S. economic growth remained steady. Nevertheless, concerns continued to emerge over slowing global growth, resulting in bouts of market volatility in August 2019. But stocks rebounded in September and continued an upward path through most of October 2019, supported in part by central bank policy and consistent consumer spending.

In fixed-income markets, indices generally rose during the reporting period, as mixed economic data and the Fed’s new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July 2019, the Fed cut the federal funds rate by 25 basis points. The Fed cut rates again in September and October, for a total 75-basis-point reduction in the federal funds rate during the six months. Concerns about the pace of global economic growth also fueled demand for fixed-income instruments during much of the reporting period, resulting in positive bond market returns.

We remain optimistic on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
November 15, 2019

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2019 through October 31, 2019, as provided by Daniel Rabasco and Thomas Casey, portfolio managers

Market and Fund Performance Overview

For the six-month period ended October 31, 2019, Class A shares of BNY Mellon Pennsylvania Fund (formerly, Dreyfus Pennsylvania Fund), a series of BNY Mellon State Municipal Bond Funds, produced a total return of 3.71%, Class C shares returned 3.35% and Class Z shares returned 3.88%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is comprised of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 3.54% for the same period.2

Municipal bonds encountered strong supply-and-demand dynamics during the reporting period. While the fund’s Class C shares lagged the Index, Class A and Z shares outperformed the Index, mainly due to sector allocation, security selection and yield curve positioning strategies.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state income taxes. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. (the “Adviser”). For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the Adviser. The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and by actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Strong Demand, Manageable Supply Drove Municipal Bonds

The municipal bond market benefited from strong demand and three interest-rate cuts by the Federal Reserve. A flight to quality, driven by concerns about global growth and Brexit, was also advantageous.

Robust demand continued as investors in states with high income tax rates sought to reduce their exposure to federal income taxes, which rose due to a cap on the federal deductibility of state and local taxes imposed by the Tax Cuts and Jobs Act of 2017. Banks and property and casualty insurance companies also returned to the market to some extent. Mixed economic data was also advantageous for the market as it made the relative safety of municipal bonds more appealing. Mixed data and concerns over the possible impact on economic activity from trade tensions led the Federal Reserve to cut the federal funds rate by a quarter point three times during the reporting period.

The performance of the market benefited from a reach for yield as investors favored longer-term issues, causing the municipal bond yield curve to flatten during the period. The quest for yield also caused lower-quality issues to outperform higher-quality issues.

Tax-exempt supply remained largely in line with last year’s volume, and this may have been affected somewhat by the elimination of advance refunding under the Tax Cuts and Jobs Act of 2017 and by an

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

increase in issuance in the taxable municipal bond market. In the past, advance refunding allowed issuers to replace higher-yielding tax-exempt debt with lower-yielding tax-exempt debt. Without advance refunding, some entities have taken advantage of low yields by issuing taxable debt instead of tax-exempt debt.

Generally, fundamentals in the municipal bond market remained healthy during the reporting period. Steady but slower economic growth supported tax revenues, fiscal balances and “rainy day” funds. Some issuers even made larger contributions to their pension funds, improving their funded status.

Sector Allocation, Security Selection and Curve Positioning Drove Fund Results

The fund’s relative performance was assisted by its asset allocation and security selection strategies. An overweight to revenue bonds, and to hospitals, health care and airports in particular, was additive to results. The fund’s yield curve positioning, which overweighted longer-term issues, and an overweight to A rated and BBB rated securities was also advantageous. Favorable security selections included Philadelphia Children’s Hospital, Allegheny Health Network, Susquehanna Regional Airport Authority and Pittsburgh Water and Sewer Authority.

On the other hand, weak results relative to the Index were produced by the fund’s allocation to higher-quality revenue bonds in essential service sectors, such as education and transportation. Higher-quality credits in these sectors were not able to keep pace with the returns produced by lower-quality alternatives. More specifically, the holdings that detracted from performance included Pennsylvania Turnpike, Harrisburg School Building Authority and Temple University. Similarly, higher-quality general obligation bonds, such as Allegheny County, underperformed lower-quality credits due to the insatiable demand for yield that the market has continued to experience.

A Constructive Investment Posture

We anticipate that interest rates will rise moderately over the coming year, and that demand for municipal bonds will remain strong, and supply will be manageable. Pennsylvania’s economy remains diverse, and revenue collections have been higher than projected, but the state continues to confront high debt levels, challenging pension obligations and slower-than-average economic growth.

We expect to keep the fund’s duration neutral relative to the Index, and we will continue to emphasize revenue bonds, the longer end of the yield curve and A rated and BBB rated securities. We continue to seek attractive opportunities in the health care, hospital, education and transportation segments.

November 15, 2019

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through August 30, 2020, at which time it may be extended, terminated, or modified. The fund performance returns stated reflect the fee waiver, without which, the returns would have been lower.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S.-dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the fund invests may have an impact on the fund’s share price.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund from May 1, 2019 to October 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2019

	Class A	Class C	Class Z
Expense paid per $1,000†	$5.02	$9.25	$4.00
Ending value (after expenses)	$1,037.10	$1,033.50	$1,038.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2019

	Class A	Class C	Class Z
Expense paid per $1,000†	$4.98	$9.17	$3.96
Ending value (after expenses)	$1,020.21	$1,016.04	$1,021.22

†  Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.81% for Class C and .78% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
October 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0%
Pennsylvania - 98.1%
Adams County Industrial Development Authority, Revenue Bonds, Refunding (Gettysburg College)	5.00	8/15/2025	1,000,000		1,027,510
Allegheny County, GO, Refunding, Ser. C70	5.00	12/1/2034	2,000,000		2,203,820
Allegheny County, GO, Ser. C74	5.00	12/1/2034	1,000,000		1,156,070
Allegheny County, GO, Ser. C74	5.00	12/1/2031	1,040,000		1,208,210
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2031	2,000,000		2,442,000
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2035	1,000,000		1,136,270
Allentown City School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000		1,964,720
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	500,000	[a]	583,030
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[a]	1,117,650
Beaver County Hospital Authority, Revenue Bonds, Refunding (Heritage Valley Health System)	5.00	5/15/2028	1,575,000		1,653,860
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2038	415,000		469,419
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2043	500,000		560,125
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2042	500,000		567,745
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2047	600,000		677,334

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 98.1% (continued)
Boyertown Area School District, GO	5.00	10/1/2037	2,050,000		2,264,327
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Project) Ser. A	5.00	11/15/2041	750,000		861,300
Charleroi Area School Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. C	0.00	10/1/2020	2,000,000	[b]	1,965,940
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	2,000,000		2,165,040
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	1,000,000		1,220,040
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Project)	5.00	1/1/2038	1,000,000		1,097,810
Dauphin County General Authority, Revenue Bonds (Pinnacle Health System Project)	5.00	6/1/2042	3,030,000		3,248,160
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000		1,166,370
Delaware County Authority, Revenue Bonds, Refunding (Cabrini University)	5.00	7/1/2042	1,000,000		1,140,970
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2032	1,000,000		1,232,820
Delaware River Port Authority, Revenue Bonds	5.00	1/1/2037	3,000,000		3,384,000
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	1.54	9/1/2022	2,000,000	[c]	2,000,800
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2035	1,000,000		1,205,320
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2036	800,000		961,344
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000		687,924
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000		544,770
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Inc Project)	5.00	12/1/2048	1,000,000		1,090,110

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 98.1% (continued)
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System) Ser. A	5.00	6/1/2041	2,500,000	2,807,450
General Authority of Southcentral Pennsylvania, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000	1,220,970
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000	1,092,140
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge)	5.00	11/1/2035	1,000,000	1,126,090
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	1,800,000	2,122,776
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000	1,097,610
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	1,124,200
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities)	5.00	11/15/2036	3,200,000	3,727,488
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000	1,119,920
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Ltd. Project)	5.00	12/1/2049	500,000	577,585
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2041	2,000,000	2,127,840
Pennsylvania, COP, Refunding, Ser. A	5.00	7/1/2034	1,000,000	1,221,180

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 98.1% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[a]	847,510
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Philadelphia Biosolids Facility Project)	6.25	1/1/2032	1,000,000		1,006,080
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000		1,180,150
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000		2,038,365
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2045	1,500,000		1,689,495
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2030	1,170,000		1,352,298
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2031	1,000,000		1,122,960
Pennsylvania Housing Finance Agency, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2025	1,210,000		1,213,836
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2036	3,000,000		3,558,990
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	3,000,000		3,642,360
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	5.00	12/1/2042	1,000,000		1,094,010
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,605,000		1,876,438
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000		1,221,220
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. C	5.00	12/1/2043	2,500,000		2,789,500
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,000,000		2,290,560
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000		1,751,835

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 98.1% (continued)
Philadelphia Authority for Industrial Development, Revenue Bonds (Children's Hospital of Philadelphia Project) Ser. A	5.00	7/1/2042	3,000,000	3,424,020
Philadelphia Authority for Industrial Development, Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,250,000	1,423,737
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2047	1,000,000	1,151,090
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2015	5.00	4/1/2045	1,500,000	1,696,950
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2031	1,250,000	1,459,087
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2032	1,000,000	1,164,690
Philadelphia Housing Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2021	1,685,000	1,690,544
Pittsburgh, GO (Insured; Build America Mutual)	5.00	9/1/2030	1,585,000	1,826,411
Pittsburgh Urban Redevelopment Authority, Revenue Bonds (West Park Court Housing) (Insured; Government National Mortgage Association)	4.90	11/20/2047	1,145,000	1,146,752
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Gurarnty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,498,858
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Gurarnty Municipal Corp.) Ser. B	5.00	9/1/2033	500,000	671,840
Reading Area Water Authority, Revenue Bonds	5.00	12/1/2031	1,000,000	1,070,530
State Public School Building Authority, Revenue Bonds (Montgomery County Community College)	5.00	5/1/2038	1,115,000	1,232,331
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.) Ser. S	5.00	12/1/2032	2,000,000	2,351,140

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 98.1% (continued)
Susquehanna Area Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2033	1,300,000	1,346,423
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000	2,297,700
The Philadelphia School District, GO, Refunding, Ser. F	5.00	9/1/2038	1,000,000	1,164,570
The Philadelphia School District, GO, Ser. A	5.00	9/1/2044	1,000,000	1,195,870
The Philadelphia School District, GO, Ser. B	5.00	9/1/2043	1,000,000	1,188,200
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000	1,158,010
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000	1,162,020
				122,366,437
U.S. Related - .9%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000	1,124,680
Total Investments (cost $117,063,372)			99.0%	123,491,117
Cash and Receivables (Net)			1.0%	1,233,656
Net Assets			100.0%	124,724,773

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, these securities were valued at $2,548,190 or 2.04% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Medical	17.8
Transportation	16.0
Education	13.8
Nursing Homes	11.6
School District	8.0
General Obligation	6.7
Water	6.2
Multifamily Housing	4.4
Airport	4.3
Utilities	3.8
General	2.3
Facilities	1.6
Development	1.5
Tobacco Settlement	1.0
99.0

† Based on net assets.

See notes to financial statements.

12

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	NAN	Note Anticipation Notes
MERLOTS	Municipal Exempt Receipts Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	117,063,372	123,491,117
Cash		868,499
Interest receivable		1,795,182
Receivable for shares of Beneficial Interest subscribed		761
Prepaid expenses		15,613
		126,171,172
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		82,132
Payable for investment securities purchased		1,197,450
Payable for shares of Beneficial Interest redeemed		120,781
Trustees fees and expenses payable		1,388
Other accrued expenses		44,648
		1,446,399
Net Assets ($)		124,724,773
Composition of Net Assets ($):
Paid-in capital		117,414,069
Total distributable earnings (loss)		7,310,704
Net Assets ($)		124,724,773

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	88,385,705	1,706,200	34,632,868
Shares Outstanding	5,372,924	103,673	2,105,786
Net Asset Value Per Share ($)	16.45	16.46	16.45

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	2,192,133
Expenses:
Management fee—Note 3(a)	348,231
Shareholder servicing costs—Note 3(c)	151,104
Professional fees	55,104
Registration fees	17,200
Distribution fees—Note 3(b)	6,894
Prospectus and shareholders’ reports	6,693
Trustees’ fees and expenses—Note 3(d)	4,811
Loan commitment fees—Note 2	1,610
Custodian fees—Note 3(c)	831
Miscellaneous	21,425
Total Expenses	613,903
Less—reduction in expenses due to undertaking—Note 3(a)	(21,598)
Net Expenses	592,305
Investment Income—Net	1,599,828
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	745,803
Net change in unrealized appreciation (depreciation) on investments	2,306,637
Net Realized and Unrealized Gain (Loss) on Investments	3,052,440
Net Increase in Net Assets Resulting from Operations	4,652,268

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations ($):
Investment income—net	1,599,828	3,398,430
Net realized gain (loss) on investments	745,803	465,867
Net change in unrealized appreciation (depreciation) on investments	2,306,637	2,286,892
Net Increase (Decrease) in Net Assets Resulting from Operations	4,652,268	6,151,189
Distributions ($):
Distributions to shareholders:
Class A	(1,117,882)	(3,110,457)
Class C	(15,342)	(56,161)
Class Z	(466,467)	(1,258,858)
Total Distributions	(1,599,691)	(4,425,476)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,464,134	4,447,978
Class C	11,019	43,849
Class Z	1,007,737	1,592,017
Distributions reinvested:
Class A	960,336	2,706,117
Class C	14,825	54,123
Class Z	370,098	1,026,845
Cost of shares redeemed:
Class A	(5,745,439)	(11,826,604)
Class C	(285,322)	(720,480)
Class Z	(1,469,581)	(4,856,729)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,672,193)	(7,532,884)
Total Increase (Decrease) in Net Assets	(619,616)	(5,807,171)
Net Assets ($):
Beginning of Period	125,344,389	131,151,560
End of Period	124,724,773	125,344,389

16

	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	89,452	280,850
Shares issued for distributions reinvested	58,512	170,983
Shares redeemed	(350,424)	(746,267)
Net Increase (Decrease) in Shares Outstanding	(202,460)	(294,434)
Class Ca
Shares sold	680	2,775
Shares issued for distributions reinvested	903	3,420
Shares redeemed	(17,400)	(45,205)
Net Increase (Decrease) in Shares Outstanding	(15,817)	(39,010)
Class Zb
Shares sold	61,747	100,441
Shares issued for distributions reinvested	22,553	64,900
Shares redeemed	(90,011)	(307,017)
Net Increase (Decrease) in Shares Outstanding	(5,711)	(141,676)

[a] During the period ended October 31, 2019, 2,991 Class C shares representing $49,436 were automatically converted to 2,994 Class A shares and during the period ended April 30, 2019, 1,471 Class C shares representing $23,342 were automatically converted to 1,472 Class A shares.

[b] During the period ended October 31, 2019, 2,719 Class A shares representing $44,863 were exchanged for 2,722 Class Z shares.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	October 31, 2019		Year Ended April 30,
(Unaudited)			2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	16.06		15.84	16.15	16.74	16.34	16.01
Investment Operations:
Investment income—net[a]	.20		.42	.43	.47	.51	.51
Net realized and unrealized gain (loss) on investments	.39		.35	(.03)	(.50)	.40	.32
Total from Investment Operations	.59		.77	.40	(.03)	.91	.83
Distributions:
Dividends from investment income—net	(.20)		(.42)	(.43)	(.46)	(.51)	(.50)
Dividends from net realized gain on investments	-		(.13)	(.28)	(.10)	-	-
Total Distributions	(.20)		(.55)	(.71)	(.56)	(.51)	(.50)
Net asset value, end of period	16.45		16.06	15.84	16.15	16.74	16.34
Total Return (%)[b]	3.71	[c]	4.97	2.44	(.16)	5.66	5.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	[d]	1.00	.98	.96	.95	.96
Ratio of net expenses to average net assets	.98	[d]	1.00	.98	.96	.95	.96
Ratio of net investment income to average net assets	2.48	[d]	2.65	2.62	2.82	3.13	3.11
Portfolio Turnover Rate	8.34	[c]	8.53	15.24	20.97	12.49	29.84
Net Assets, end of period ($ x 1,000)	88,386		89,527	92,964	100,228	107,889	108,258

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

18

Six Months Ended
Class C Shares	October 31, 2019		Year Ended April 30,
(Unaudited)			2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	16.06		15.84	16.15	16.75	16.34	16.02
Investment Operations:
Investment income—net[a]	.14		.29	.30	.34	.39	.39
Net realized and unrealized gain (loss) on investments	.40		.35	(.03)	(.51)	.40	.31
Total from Investment Operations	.54		.64	.27	(.17)	.79	.70
Distributions:
Dividends from investment income—net	(.14)		(.29)	(.30)	(.33)	(.38)	(.38)
Dividends from net realized gain on investments	-		(.13)	(.28)	(.10)	-	-
Total Distributions	(.14)		(.42)	(.58)	(.43)	(.38)	(.38)
Net asset value, end of period	16.46		16.06	15.84	16.15	16.75	16.34
Total Return (%)[b]	3.35	[c]	4.12	1.63	(.98)	4.93	4.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.84	[d]	1.82	1.76	1.73	1.72	1.71
Ratio of net expenses to average net assets	1.81	[d]	1.82	1.76	1.73	1.72	1.71
Ratio of net investment income to average net assets	1.67	[d]	1.83	1.83	2.05	2.36	2.36
Portfolio Turnover Rate	8.34	[c]	8.53	15.24	20.97	12.49	29.84
Net Assets, end of period ($ x 1,000)	1,706		1,920	2,511	4,445	4,913	4,660

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	October 31, 2019		Year Ended April 30,
(Unaudited)			2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	16.05		15.83	16.15	16.74	16.33	16.01
Investment Operations:
Investment income—net[a]	.22		.45	.46	.50	.55	.54
Net realized and unrealized gain (loss) on investments	.40		.35	(.04)	(.49)	.40	.32
Total from Investment Operations	.62		.80	.42	.01	.95	.86
Distributions:
Dividends from investment income—net	(.22)		(.45)	(.46)	(.50)	(.54)	(.54)
Dividends from net realized gain on investments	-		(.13)	(.28)	(.10)	-	-
Total Distributions	(.22)		(.58)	(.74)	(.60)	(.54)	(.54)
Net asset value, end of period	16.45		16.05	15.83	16.15	16.74	16.33
Total Return (%)	3.88	[b]	5.18	2.66	.01	5.95	5.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	[c]	.82	.76	.73	.74	.73
Ratio of net expenses to average net assets	.78	[c]	.82	.76	.73	.74	.73
Ratio of net investment income to average net assets	2.69	[c]	2.85	2.83	3.05	3.34	3.34
Portfolio Turnover Rate	8.34	[b]	8.53	15.24	20.97	12.49	29.84
Net Assets, end of period ($ x 1,000)	34,633		33,898	35,676	49,560	51,559	51,116

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Pennsylvania Fund (the “fund”) is a separate non-diversified series of BNY Mellon State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus Pennsylvania Fund to BNY Mellon Pennsylvania Fund and the Company changed its name from Dreyfus State Municipal Bond Funds to BNY Mellon State Municipal Bond Funds. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class T and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

22

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	123,491,117	-	123,491,117

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

24

As of and during the period ended October 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2019 was as follows: tax-exempt income $3,397,232, ordinary income $4,497 and long-term capital gains $1,023,747. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended October 31, 2019.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from August 30, 2019 through August 30, 2020, to waive receipt of a portion of its management fee, in the amount of .10% of the value of the fund’s average daily net assets. On or after August 30, 2020, the Adviser may terminate this waiver agreement at any time. The reduction in management fees, pursuant to the undertaking, amounted to $21,598 during the period ended October 31, 2019.

During the period ended October 31, 2019, the Distributor retained $1,130 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2019, Class C shares were charged $6,894 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2019, Class A and Class C shares were charged $112,612 and $2,298, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services

26

related to the maintenance of shareholder accounts. During the period ended October 31, 2019, Class Z shares were charged $8,341 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2019, the fund was charged $13,148 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2019, the fund was charged $831 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2019, the fund was charged $664 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2019, the fund was charged $6,435 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $58,225, Distribution Plan fees of $1,099, Shareholder Services Plan fees of $22,112, custodian fees of $1,897, Chief Compliance Officer fees of $4,504 and transfer agency fees of $4,536, which are offset against an expense reimbursement currently in effect in the amount of $10,241.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2019, amounted to $10,373,562 and $13,003,398, respectively.

At October 31, 2019, accumulated net unrealized appreciation on investments was $6,427,745, consisting of $6,452,670 gross unrealized appreciation and $24,925 gross unrealized depreciation.

At October 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on August 6, 2019, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2019, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. The Board discussed with representatives of the Adviser and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except the one and ten-year periods when it was at and below the median, respectively, and was above the Performance Universe median for all periods, except the ten-year period when it was one basis point below the median. The Board also considered that the fund’s yield performance was below the Performance Group median for all ten one-year periods ended June 30th and below the Performance Universe median for nine of the ten one-year periods ended June 30th. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and/or Performance Universe median in certain periods when yield performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser, or the primary employer of the fund’s primary portfolio manager(s) that is affiliated with the Adviser, for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by the Adviser. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed

30

where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

32

NOTES

33

For More Information

BNY Mellon State Municipal Bond Funds, BNY Mellon Pennsylvania Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PTPAX Class C: PPACX Class Z: DPENX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0058SA1019

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon State Municipal Bond Funds

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      December 20, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      December 20, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)